30. EMPLOYEE BENEFITS (Details 11) - Benefits of Pension Plans [member] R$ in Thousands	Dec. 31, 2020 BRL (R$)
Disclosure of defined benefit plans [line items]
Year 1	R$ 281,314
Year 2	272,801
Year 3	266,342
Year 4	259,595
Year 5	252,578
Next 5 years	1,137,146
Total forecast payments	R$ 2,469,776